Related party transactions (Details Textual) - Key management personnel of entity or parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Consulting fees	$ 200	$ 200
Accounts payable and accrued liabilities
Accounts receivable